Loss per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Loss per share	Loss per share
The following table summarizes the calculation of the weighted average number of basic and diluted common shares:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	#	#	#	#
Weighted average number of basic Common Shares	33,022,813	32,811,687	33,015,045	32,796,468
Share options	845,038	—	—	—
DSUs	61,350	—	—	—
RSUs	89,919	—	—	—
Weighted average number of diluted Common Shares	34,019,120	32,811,687	33,015,045	32,796,468
The Company has three categories of potentially dilutive securities outstanding: stock options, DSUs and RSUs. All potentially dilutive securities have been excluded from the calculation of diluted loss per share for the periods in which the Company is in a net loss position. Including the dilutive securities in these periods would be anti-dilutive; therefore, basic and diluted number of shares used in the calculation is the same for the periods presented.

The weighted average outstanding number and type of securities that could potentially dilute basic net income per share in the future but would have decreased the loss per share (anti-dilutive) for the periods in which the Company is in a net loss position are as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	#	#	#	#
Stock options	—	1,152,595	865,822	1,167,908
DSUs	—	49,190	60,868	47,037
RSUs	—	—	69,245	—
	—	1,201,785	995,935	1,214,945